Schedule of Restricted Stock Units (RSUs) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Outstanding, Beginning Balance	24,731	2,966	2,017
Weighted Average Grant Date Fair Value Per RSU, Beginning Balance	$ 11.76	$ 22.48	$ 185.60
Number of Stock Option Outstanding, Granted	53,455
Weighted Average Exercise Price, Granted	$ 2.65
Number of RSUs, Vested	(19,347)	(10,650)	(3,500)
Weighted Average Grant Date Fair Value Per RSU, Vested	$ 7.58	$ 12.00	$ 116.48
Number of RSUs, Outstanding, Ending Balance	58,839	24,731	2,966
Weighted Average Grant Date Fair Value Per RSU, Ending Balance	$ 4.87	$ 11.76	$ 22.48
Number of Stock Option Outstanding, Granted		32,415	4,449
Weighted Average Exercise Price, Granted		$ 10.88	$ 22.48